Income Taxes (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Other current liability	$ 7,373	$ 70,049	$ 95,000
Federal net operating loss carry-forwards			9,676,887	7,210,359
State net operating loss carry-forwards	$ 16,514,918		$ 11,337,446	8,133,984
Percentage of taxable income			80.00%
Valuation allowance increased			$ 836,616	$ 1,046,842